Mining interests - Schedule of Investment in Associate (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Investments Accounted For Using Equity Method Roll Forward [Roll Forward]
Share of net income of associate (Note 7)		$ 22,167	$ 1,114
Gain on dilution		597
Calibre Mining Corp.
Investments Accounted For Using Equity Method Roll Forward [Roll Forward]
Beginning balance		53,471	0
Transfers from long-term investments (Note 8)			2,421
Shares issued in consideration for Nicaraguan Group			39,997
Shares issued upon conversion of convertible debenture			9,939
Share of net income of associate (Note 7)	$ 1,000	22,000
Ending balance	$ 53,471	$ 76,235	$ 53,471